DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of (gains) losses associated with derivative instruments [Table Text Block]
	Years ended December 31,
	2022	2021
Net realized (gain) loss on settled copper options	(13,550)	14,511
Net unrealized gain on outstanding copper options	(3,999)	(1,064)
Realized (gain) loss on fuel call options	472	(470)
Unrealized loss on fuel call options	803	31
	(16,274)	13,008

Disclosure of outstanding copper price option contracts [Table Text Block]
	Quantity	Strike price	Period	Cost	Fair value
Copper collar contracts	30 million lbs	US$3.75/per lb US$4.72/per lb	H1 2023	2,975	6,184